Indebtedness (Details) - Schedule of Indebtedness - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Senior Secured Credit Facilities
Borrowings before deferred financing costs	$ 3,199,247	$ 3,853,151
Deferred financing costs, prepayment options and loss on repayment	(2,228)	(3,070)
Total	3,197,019	3,850,081
Less: current indebtedness
Long-term indebtedness	3,197,019	3,850,081
Revolving Credit Facility [Member] | Senior Secured Credit Facilities [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs
Term Loan B – U.S. Facility [Member] | Senior Secured Credit Facilities [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	1,882,846	2,104,685
Senior Notes [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	390,669	528,606
Senior Secured Notes [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	528,449	677,700
Senior Secured Notes One [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	$ 397,283	$ 542,160